Income Taxes Uncertain Income Tax Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) jurisdiction	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Tax Contingency [Line Items]
Number of significant foreign jurisdictions | jurisdiction				16
Unrecognized tax benefits	$ 79.1	$ 111.6	$ 111.6	$ 79.1	$ 84.0	$ 111.6
Unrecognized tax benefits that would impact effective tax rate				29.5	22.5
Interest and penalties recognized	0.9	5.2	4.4
Interest and penalties accrued				14.0	13.1
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	84.0	111.6	97.1
Increases related to positions taken in the current year	11.8	9.4	22.3
Decreases related to positions taken in prior years	(1.8)	(4.6)
Increases related to positions taken in prior years			2.6
Decreases related to lapse of statutes of limitations	(13.5)	(14.2)	(10.2)
Settlements during the current year	(1.4)	(0.3)	(0.2)
Decreases for tax positions on dispositions	0.0	(17.9)	0.0
Balance at end of year	$ 79.1	$ 84.0	$ 111.6
Offsetting non-current deferred tax asset				45.3	$ 59.8	$ 74.4
Minimum
Income Tax Contingency [Line Items]
Possible decrease in unrecognized tax benefits				10.1
Maximum
Income Tax Contingency [Line Items]
Possible decrease in unrecognized tax benefits				$ 16.5